Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust and Shareholders of each of the seventy-eight funds listed in Appendix A.

In planning and performing our audit of the financial statements of each of the funds listed in Appendix A (seventy-eight of the funds constituting Invesco Exchange-Traded Fund Trust, referred to hereafter as the “Funds”) as of and for each of the periods indicated in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of April 30, 2019.

This report is intended solely for the information and use of the Board of Trustees of Invesco Exchange-Traded Fund Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

June 26, 2019

Appendix A

Current Name
Invesco DWA NASDAQ Momentum ETF	(a)
Invesco Dynamic Market ETF	(a)
Invesco FTSE RAFI US 1000 ETF	(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF	(a)
Invesco Dynamic Large Cap Growth ETF	(a)
Invesco Dynamic Large Cap Value ETF	(a)
Invesco S&P SmallCap Momentum ETF (formerly known as Invesco Russell 2000 Pure Growth ETF)	(a)
Invesco S&P SmallCap Value with Momentum ETF (formerly known as Invesco Russell 2000 Pure Value ETF)	(a)
Invesco S&P MidCap Quality ETF (formerly known as Invesco Russell Midcap Equal Weight ETF)	(a)
Invesco S&P MidCap Momentum ETF (formerly known as Invesco Russell Midcap Pure Growth ETF)	(a)
Invesco S&P MidCap Value with Momentum ETF (formerly known as Invesco Russell Midcap Pure Value ETF)	(a)
Invesco S&P 100 Equal Weight ETF (formerly known as Invesco Russell Top 200 Equal Weight ETF)	(a)
Invesco S&P 500 GARP ETF (formerly known as Invesco Russell Top 200 Pure Growth ETF)	(a)
Invesco S&P 500 Value with Momentum ETF (formerly known as Invesco Russell Top 200 Pure Value ETF)	(a)
Invesco Zacks Mid-Cap ETF	(a)
Invesco Zacks Multi-Asset Income ETF	(a)
Invesco Aerospace & Defense ETF	(a)
Invesco BRIC ETF	(b)
Invesco CleantechTM ETF	(a)
Invesco DWA Momentum ETF	(a)
Invesco Global Listed Private Equity ETF	(a)
Invesco Golden Dragon China ETF	(a)
Invesco Insider Sentiment ETF	(a)
Invesco Raymond James SB-1 Equity ETF	(b)
Invesco S&P 500® BuyWrite ETF	(a)
Invesco S&P 500® Quality ETF	(a)
Invesco S&P Spin-Off ETF	(a)
Invesco Water Resources ETF	(a)
Invesco WilderHill Clean Energy ETF	(a)
Invesco BuyBack AchieversTM ETF	(a)
Invesco Dividend AchieversTM ETF	(a)
Invesco Dow Jones Industrial Average Dividend ETF	(a)
Invesco Financial Preferred ETF	(a)
Invesco High Yield Equity Dividend AchieversTM ETF	(a)
Invesco International Dividend AchieversTM ETF	(a)
Invesco Dynamic Biotechnology & Genome ETF	(a)
Invesco Dynamic Building & Construction ETF	(a)
Invesco Dynamic Energy Exploration & Production ETF	(a)
Invesco Dynamic Food & Beverage ETF	(a)
Invesco Dynamic Leisure and Entertainment ETF	(a)
Invesco Dynamic Media ETF	(a)
Invesco Dynamic Networking ETF	(a)
Invesco Dynamic Oil & Gas Services ETF	(a)
Invesco Dynamic Pharmaceuticals ETF	(a)
Invesco Dynamic Retail ETF	(a)
Invesco Dynamic Semiconductors ETF	(a)
Invesco Dynamic Software ETF	(a)
Invesco DWA Basic Materials Momentum ETF	(a)
Invesco DWA Consumer Cyclicals Momentum ETF	(a)

Invesco DWA Consumer Staples Momentum ETF	(a)
Invesco DWA Energy Momentum ETF	(a)
Invesco DWA Financial Momentum ETF	(a)
Invesco DWA Healthcare Momentum ETF	(a)
Invesco DWA Industrials Momentum ETF	(a)
Invesco DWA Technology Momentum ETF	(a)
Invesco DWA Utilities Momentum ETF	(a)
Invesco NASDAQ Internet ETF	(a)
Invesco S&P 500® Equal Weight ETF	(a)
Invesco S&P 500® Equal Weight Communication Services ETF	(c)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF	(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF	(a)
Invesco S&P 500® Equal Weight Energy ETF	(a)
Invesco S&P 500® Equal Weight Financials ETF	(a)
Invesco S&P 500® Equal Weight Health Care ETF	(a)
Invesco S&P 500® Equal Weight Industrials ETF	(a)
Invesco S&P 500® Equal Weight Materials ETF	(a)
Invesco S&P 500® Equal Weight Real Estate ETF	(a)
Invesco S&P 500® Equal Weight Technology ETF	(a)
Invesco S&P 500® Equal Weight Utilities ETF	(a)
Invesco S&P MidCap 400 Equal Weight ETF	(a)
Invesco S&P SmallCap 600® Equal Weight ETF	(a)
Invesco S&P 500® Pure Growth ETF	(a)
Invesco S&P 500® Pure Value ETF	(a)
Invesco S&P 500® Top 50 ETF	(a)
Invesco S&P MidCap 400® Pure Growth ETF	(a)
Invesco S&P MidCap 400® Pure Value ETF	(a)
Invesco S&P SmallCap 600® Pure Growth ETF	(a)
Invesco S&P SmallCap 600® Pure Value ETF	(a)

(a)	For the year ended April 30, 2019
(b)	For the eight months ended April 30, 2019
(c)	For the period November 5, 2018 (commencement of operations) through April 30, 2019

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